Consolidated Statement of Operations and Comprehensive (Loss) Income (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
(Loss) earnings per share continuing operations diluted	$ (0.31)	$ (0.15)	$ 0.09
(Loss) earnings per share discontinuing operations diluted			$ 0.07
Diluted (in Shares)	18,801,491	14,433,156	13,000,000